VALUED ADVISERS TRUST

225 Pictoria Dr., Suite 450

Cincinnati, OH 45246

October 5, 2020

EDGAR CORRESPONDENCE

Securities & Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, DC 20549

Re: Valued Advisers Trust (“Registrant”), SEC File No. 333-151672

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), please find exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated October 1, 2020 for the Dana Small Cap Equity Fund. This filing incorporates by reference the Registrant’s Rule 497 filing of October 1, 2020 (Accession No. 0001398344-20-019388).

If you have any questions or would like further information, please contact me at (513) 869-4300.

Sincerely,

/s/ Carol J. Highsmith

Carol J. Highsmith

Vice President